Nature of Regulation - Central Hudson (Details) - PSC - Central Hudson	Jul. 01, 2015	Jun. 30, 2015	Jul. 01, 2010
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.00%		10.00%
Capital structure of common equity (percent)	48.00%		48.00%
Approved return on equity and capital structure, term	3 years		3 years
Approved return on equity and capital structure, extension period			2 years
Equally shared earnings
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)	0.50%	0.50%
Primarily customer earnings
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)	1.00%
Split earnings
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)		0.50%
Company portion of earnings (percent)		10.00%
Customer portion of earnings (percent)		90.00%